Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) are as follows (in millions):

		Derivative	Defined
	Currency	Financial	Benefit
	Translation	Instruments,	Plans,
	Adjustments	Net of Tax	Net of Tax	Total
Balance at December 31, 2013	$17	$5	$(26)	$(4)
Accumulated other comprehensive income (loss) before reclassifications	(51)	21	—	(30)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(7)	—	(7)

Balance at March 31, 2014	$(34)	$19	$(26)	$(41)

Components of Amounts Reclassified from Accumulated Other Comprehensive Income Loss

The components of amounts reclassified from accumulated other comprehensive income (loss) are as follows (in millions):

	Three Months Ended March 31,
	2014				2013
	Currency	Derivative	Defined		Currency	Derivative	Defined
	Translation	Financial	Benefit		Translation	Financial	Benefit
	Adjustments	Instruments	Plans	Total	Adjustments	Instruments	Plans	Total
Revenue	$—	$(13)	$—	$(13)	$—	$(2)	$—	$(2)
Cost of revenue	—	3	—	3	—	(3)	—	(3)
Tax effect	—	3	—	3	—	1	—	1

	$—	$(7)	$—	$(7)	$—	$(4)	$—	$(4)